Share-based compensation - Performance shares (Detail)	12 Months Ended
	Dec. 31, 2019 € / shares		Dec. 31, 2019 $ / shares € / shares		Dec. 31, 2019 $ / shares	Dec. 31, 2018 € / shares		Dec. 31, 2018 $ / shares
Euro Member Countries, Euro
Share-based compensation - Text Details (Detail) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement						2,220,891	[1]	2,220,891	[1]
United States of America, Dollars
Share-based compensation - Text Details (Detail) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement						1,905,867	[1]	1,905,867	[1]
Performance share plans [Member] | Euro Member Countries, Euro
Share-based compensation - Text Details (Detail) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	3,460,802		3,460,802		3,460,802	4,738,099		4,738,099
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | € / shares	€ 39.32		€ 39.32			€ 32.54
Number of other equity instruments granted in share-based payment arrangement	1,183,900		1,183,900
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | € / shares	€ 40.38
Notional Dividends	90,183	[2]	90,183	[2]
Weighted Average Exercise Price Notional Dividends | € / shares	€ 39.15	[2]
Number of other equity instruments exercised or vested in share-based payment arrangement	3,187,475		3,187,475
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | € / shares	€ 24.81
Number of other equity instruments forfeited in share-based payment arrangement	246,510		246,510
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | € / shares	€ 37.24
Number of other equity instruments adjusted quantity	882,604	[3]	882,604	[3]
Weighted average exercise price of other equity instruments adjusted quantity | € / shares	€ 21.34	[3]
Performance share plans [Member] | United States of America, Dollars
Share-based compensation - Text Details (Detail) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	2,213,962		2,213,962		2,213,962	2,878,048		2,878,048
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares					$ 45.06			$ 37.74
Number of other equity instruments granted in share-based payment arrangement	808,652		808,652
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares			€ 45.28
Notional Dividends	57,569	[2]	57,569	[2]
Weighted Average Exercise Price Notional Dividends | $ / shares			€ 44.82	[2]
Number of other equity instruments exercised or vested in share-based payment arrangement	1,865,456		1,865,456
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares			€ 28.36
Number of other equity instruments forfeited in share-based payment arrangement	174,758		174,758
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | $ / shares			€ 44.36
Number of other equity instruments adjusted quantity	509,908	[3]	509,908	[3]
Weighted average exercise price of other equity instruments adjusted quantity | $ / shares			€ 24.71	[3]

[1]	Excludes premium shares on Restricted shares granted before 2013. (20% additional (premium) shares that may be received if shares delivered under the plan are not sold for three-year period).
[2]	Dividend declared in 2019 on outstanding shares.
[3]	Adjusted quantity includes the adjustments made to performance shares outstanding due to updates on the actual and expected EPS.